Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 160,598	$ 152,739
Actual return on plan assets	(58)	15,511
Benefits paid	(7,042)	(7,652)
Fair value at end of measurement period	153,498	160,598	$ 152,739
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	109,328	89,179
Service cost	5,368	4,331	4,817
Interest cost	4,695	4,577	4,223
Actuarial (gains) loss	(10,104)	18,893
Benefits paid	(7,042)	(7,652)
Projected benefit obligation at the end of measurement period	102,245	109,328	$ 89,179
Funded status at end of year (fair value of plan assets less benefit obligation)	$ 51,253	$ 51,270